Supplement to the
Fidelity® OTC Portfolio September 29, 2008
Prospectus

Effective July 1, 2009, the following information replaces the biographical information for Sonu Kalra found in the "Fund Management" section beginning on page 21.

Gavin Baker is manager of OTC Portfolio, which he has managed since July 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Baker has worked as an equity research analyst.

OTC-09-01 June 5, 2009 1.472927.119

Supplement to the
Fidelity® Blue Chip Growth Fund and Fidelity Blue Chip Value Fund
September 29, 2008
Prospectus

Effective July 1, 2009, the following information replaces the biographical information for Jennifer Uhrig found in the "Fund Management" section beginning on page 23.

Sonu Kalra is manager of Blue Chip Growth Fund, which he has managed since July 2009. Mr. Kalra joined Fidelity Investments as a research analyst in 1998, after receiving an MBA from the Wharton School of Business at the University of Pennsylvania.

BCF/BCV-09-01 June 5, 2009 1.798338.108

Supplement to the
Fidelity® Blue Chip Growth Fund
Class K
September 29, 2008
Prospectus

Effective July 1, 2009, the following information replaces the biographical information for Jennifer Uhrig found in the "Fund Management" section on page 17.

Sonu Kalra is manager of Blue Chip Growth Fund, which he has managed since July 2009. Mr. Kalra joined Fidelity Investments as a research analyst in 1998, after receiving an MBA from the Wharton School of Business at the University of Pennsylvania.

BCF-K-09-01 June 5, 2009 1.899242.100

Supplement to the
Fidelity® OTC Portfolio
Class K
September 29, 2008
Prospectus

Effective July 1, 2009, the following information replaces the biographical information for Sonu Kalra found in the "Fund Management" section beginning on page 17.

Gavin Baker is manager of OTC Portfolio, which he has managed since July 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Baker has worked as an equity research analyst.

OTC-K-09-01 June 5, 2009 1.899243.100

Supplement to the

Fidelity® Blue Chip Growth Fund

Fidelity Blue Chip Value Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

Effective through June 30, 2009, Jennifer Uhrig is manager of Blue Chip Growth. Effective July 1, 2009, Sonu Kalra will manage Blue Chip Growth. Information with respect to Mr. Kalra's compensation, holdings, and other accounts managed will be updated when available.

The following information supplements similar information found in the "Management Contracts" section on page 30.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

BCF/BCVB-09-01 June 5, 2009 1.802077.111